Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2020	December 31, 2019
Prepaid professional service fees	$25,190	$329,694
Other receivables	28,181	29,147
Deposits	117,346	18,140
Others	17,277	15,030
	$187,994	$392,011